DIVIDENDS PAID AND PROPOSED (Details) - $ / shares	1 Months Ended	6 Months Ended	15 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Mar. 31, 2020
Dividends [Abstract]
Dividends declared, per share (in dollars per share)	$ 0.15	$ 0
Dividends paid, per share (in dollars per share)			$ 0.28
Maximum
Dividends [Abstract]
Tax withholdings percentage		15.00%